INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ 3,060	$ (40,961)	$ 60,126
Statutory tax rate in Israel	25.00%	26.50%	26.50%
Theoretical tax expense (income)	$ 765	$ (10,855)	$ 15,933
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(1,356)	(5,654)	(13,325)
Non-deductible expenses including impairment charges	1,777	20,738	8,015
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	527	(4,617)	1,962
Tax adjustment in respect of different tax rate of foreign subsidiaries	(2,032)	1,185	(793)
Change in future tax rate	448
Other	83	(100)	(976)
Taxes on income	$ 212	$ 697	$ 10,816
Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$ 0.02	$ 0.12	$ 0.17
Diluted	$ 0.02	$ 0.12	$ 0.16